Research and Development Expenses	6 Months Ended
Jun. 30, 2025
Research and Development Expenses [Abstract]
Research and development expenses
5.	Research and development expenses

During the three months ended June 30, 2025, the Group incurred €7.2 million (2024: €10.0 million) of research and development expenses. These expenses are mainly composed of €2.3 million (2024: €2.2 million) in personnel costs and €4.4 million (2024: €6.7 million) in external services for the Group’s research and development projects.

During the six months ended June 30, 2025, the Group incurred €14.2 million (2024: €17.3 million) of research and development expenses. These expenses are mainly composed of €5.0 million (2024: €4.7 million) in personnel costs and €8.4 million (2024: €10.9 million) in external services for the Group’s research and development projects.